Goodwill and intangible assets, net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance Beginning	$ 367,566
Addition from acquisitions	7,833
Balance, Ending	$ 375,399